Note 21 - Capital Management (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)

	2022	2022	2021
	"Transitional"	"All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$225,982	$225,982	$227,674
Contributed surplus	1,612	1,612	145
Retained earnings	109,335	109,335	90,644
Accumulated other comprehensive income	99	99	(4)
CET1 before regulatory adjustments	337,028	337,028	318,459
Regulatory adjustments applied to CET1	(11,371)	(11,371)	(12,751)
Common Equity Tier 1 capital	$325,657	$325,657	$305,708

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647	$13,647
Total Tier 1 capital	$339,304	$339,304	$319,355

Tier 2 capital
Directly issued capital instruments	$107,367	$107,367	$97,910
Tier 2 capital before regulatory adjustments	107,367	107,367	97,910
Eligible stage 1 and stage 2 allowance	1,904	1,904	1,453
Total Tier 2 capital	$109,271	$109,271	$99,363
Total regulatory capital	$448,575	$448,575	$418,718
Total risk-weighted assets	$2,714,902	$2,714,902	$2,013,544
Capital ratios
CET1 capital ratio	12.00%	12.00%	15.18%
Tier 1 capital ratio	12.50%	12.50%	15.86%
Total capital ratio	16.52%	16.52%	20.80%
(thousands of Canadian dollars)
	2022	2022	2021
	"Transitional"	"All-in"	"All-in"

On-balance sheet assets	$3,265,998	$3,265,998	$2,415,086
Asset amounts adjusted in determining the Basel III Tier 1 capital	(11,371)	(11,371)	(12,751)
Total on-balance sheet exposures	3,254,627	3,254,627	2,402,335

Off-balance sheet exposure at gross notional amount	$443,124	$443,124	$342,710
Adjustments for conversion to credit equivalent amount	(251,101)	(251,101)	(210,065)
Off-balance sheet exposures	192,023	192,023	132,645

Tier 1 capital	339,304	339,304	319,355
Total exposures	3,446,650	3,446,650	2,534,980

Leverage ratio	9.84%	9.84%	12.60%